Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Cash and cash equivalents
34	Cash and cash equivalents

(a)	Cash and cash equivalents comprise:

	2020	2019
	RMB million	RMB million
Deposits in banks and other financial institutions	5	1
Cash at bank and other financial institutions and on hand	25,414	1,848

Cash and cash equivalents in the consolidated statement of financial position	25,419	1,849

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	2020	2019
	RMB million	RMB million
RMB	24,947	1,231
USD	272	395
EURO	64	34
AUD	15	59
JPY	21	17
HKD	15	13
Others	85	100

	25,419	1,849

(b)	Reconciliation of (loss)/profit before income tax to cash generated from operating activities

		2020	2019	2018
	Note	RMB million	RMB million	RMB million
				( Note )
(Loss) / profit before income tax		(15,195)	4,055	4,364
Adjustments for:
Depreciation and amortization	12	24,590	24,620	14,308
Impairment losses on property, plant, equipment	19	3,279	18	—
Impairment losses on right-of-use assets	21	682	—	—
Loss on disposal of a subsidiary	23(v)	8	—	—
Credit losses	1 1	164	13	3
Share of associates’ results	24	776	178	(263)
Share of joint ventures’ results	25	(309)	(365)	(200)
Gain on disposal of property, plant and equipment and construction in progress	14	(57)	(140)	(602)
Changes in fair value of financial assets/ liabilities	28	(53)	(265)	(12)
Remeasurement of the originally held equity interests in a joint venture		—	(13)	—
Interest income		(322)	(74)	(125)
Interest expense	15	6,716	5,845	3,202
Dividends income from other non-current financial assets	26	(23)	(23)	(20)
Exchange (gain)/losses, net		(3,170)	1,268	2,820
Changes in working capital:
Decrease / (increase) in inventories	31	133	(179)	(77)
Increase / (decrease) in contract liabilities and other non-current liabilities		(134)	(337)	450
(Decrease) / increase in sales in advance of carriage		(6,306)	1,709	1,441
( Decrease) / increase in deferred benefits and gains	4 5	(64)	73	(147)
Decrease in operating receivables		1,408	1,165	(5,325)
(Decrease) / increase in operating payables		(1,396)	2,180	1,357

Cash generated from operating activities		10,727	39,728	21,174

Note: The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018, cash payments under operating leases made by the Group as a lessee of RMB9,920 million were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).

(c)	Reconciliation of liabilities arising from financing activities

	Bank loans and other borrowings	Lease liabilities	Interest rate swaps (assets/ liabilities	Cross currency swaps (assets)	Derivative component of convertible bonds liabilities	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
	(Note 3 5 )	(Note 3 6 )	(Note 27)	(Note 27)	(Note 27)
At January 1, 2020	51,180	134,074	(3)	(187)	—	185,064
Changes from financing cash flows:
Proceeds from bank borrowings	71,841	—	—	—	—	71,841
Proceeds from ultra-short-term financing bills	48,300	—	—	—	—	48,300
Proceeds from corporate bonds	25,000	—	—	—	—	25,000
Repayment of bank borrowings	(52,601)	—	—	—	—	(52,601)
Repayment of ultra-short-term financing bills	(59,800)	—	—	—	—	(59,800)
Repayment of corporate bonds	(2,655)	—	—	—	—	(2,655)
Capital element of lease rentals paid(Note 34(d))	—	(20,670)	—	—	—	(20,670)

Total changes from financing cash flows	30,085	(20,670)	—	—	—	9,415
Exchange adjustments	142	(3,526)	—	171	—	(3,213)
Changes in fair value	—	—	56	16	(201)	(129)
Other changes:
Increase in lease liabilities from entering into new leases during the year (Note 51)	—	11,335	—	—	—	11,335
Amount initially recognized as the derivative component of convertible bonds	(3,293)	—	—	—	3,293	—
Amortization amount of bond	119	—	—	—	—	119

Total other changes	(3,174)	11,335	—	—	3,293	11,454

At December 31, 2020	78,233	121,213	53	—	3,092	202,591

	Bank loans and other borrowings	Obligations under finance leases	Lease liabilities	Interest rate swaps (assets)	Cross currency swaps liabilities	Cross currency swaps (assets)	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
	(Note 3 5 )		(Note 3 6 )	(Note 27)	(Note 27)	(Note 27)
At December 31, 2018	54,417	72,221	—	(75)	44	—	126,607
Impact on initial application of IFRS 16	—	(72,221)	120,377	—	—	—	48,156

At January 1, 2019	54,417	—	120,377	(75)	44	—	174,763
Changes from financing cash flows:
Proceeds from bank borrowings	33,985	—	—	—	—	—	33,985
Proceeds from ultra-short-term financing bills	43,489	—	—	—	—	—	43,489
Proceeds from corporate bonds	7,497	—	—	—	—	—	7,497
Repayment of bank borrowings	(50,374)	—	—	—	—	—	(50,374)
Repayment of ultra-short-term financing bills	(25,000)	—	—	—	—	—	(25,000)
Repayment of corporate bonds	(12,951)	—	—	—	—	—	(12,951)
Capital element of lease rentals paid (Note 34(d))	—	—	(17,784)	—	—	—	(17,784)

Total changes from financing cash flows	(3,354)	—	(17,784)	—	—	—	(21,138)
Exchange adjustments	108	—	1,130	—	—	—	1,238
Changes in fair value	—	—	—	72	(44)	(187)	(159)
Other changes:
Increase in lease liabilities from entering into new leases during the year (Note 51)	—	—	30,351	—	—	—	30,351
Amortization amount of bond	9	—	—	—	—	—	9

Total other changes	9	—	30,351	—	—	—	30,360

At December 31, 2019	51,180	—	134,074	(3)	—	(187)	185,064

(d)	Total cash outflow for leases
Amounts included in the cash flow statement for leases comprise the following:

	2020	2019	2018
	RMB million	RMB million	RMB million

Within operating cash flows	(6,528)	(7,457)	(12,316)
Within investing cash flows	(45)	(224)	(113)
Within financing cash flows	(20,670)	(17,784)	(10,433)

	(27,243)	(25,465)	(22,862)

These amounts relate to the following:

	2020	2019	2018
	RMB million	RMB million	RMB million
Lease rentals paid	(27,198)	(25,241)	(22,749)
Acquisition of land use rights	(45)	(224)	(113)

	(27,243)	(25,465)	(22,862)